Pension Plans Fair Value of Pension Plan Assets (Detail) - Foreign Pension Plan [Member] - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		$ 13.8	$ 11.8
Total assets at fair value		198.1	196.7
Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.4	2.9
Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		9.4	8.9
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Cash and equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.4	2.9
Cash and equivalents | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		4.4	2.9
Cash and equivalents | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Cash and equivalents | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.3	(0.1)
Corporate bonds | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Corporate bonds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.3	(0.1)
Corporate bonds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7.7	7.5
Investments measured at NAV	[1]	179.8	179.6
Mutual funds | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Mutual funds | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		7.7	7.5
Mutual funds | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Insurance contracts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1.4	1.5
Insurance contracts | Quoted Prices in Active Market (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Insurance contracts | Significant Other Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		1.4	1.5
Insurance contracts | Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets		0.0	0.0
Other private investments
Defined Benefit Plan Disclosure [Line Items]
Investments measured at NAV	[1]	$ 4.5	$ 5.3

[1]	The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the total fair value of plan assets.